Cash and Cash Equivalents (Tables)	9 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of March 31, 2023	As of June 30, 2022
Bank accounts	6,219,911	1,081,808
Total cash and cash equivalents	$6,219,911	$1,081,808